Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Health Care Portfolio
November 30, 2021
HEA-NPRT3-0122
1.810696.117
Common Stocks - 98.3%
	Shares	Value ($)
Biotechnology - 20.3%
Biotechnology - 20.3%
ADC Therapeutics SA (a)(b)	964,975	21,480,344
Agios Pharmaceuticals, Inc. (a)(b)	900,000	32,058,000
Alnylam Pharmaceuticals, Inc. (a)	1,080,000	198,504,000
Ambrx Biopharma, Inc. ADR	131,025	1,225,084
Arcutis Biotherapeutics, Inc. (a)	632,021	10,472,588
Argenx SE ADR (a)	730,000	203,823,300
Ascendis Pharma A/S sponsored ADR (a)	954,412	130,773,532
Atara Biotherapeutics, Inc. (a)	1,650,000	29,518,500
Avid Bioservices, Inc. (a)	1,200,000	36,672,000
BeiGene Ltd. ADR (a)	120,000	41,703,600
BioAtla, Inc.	470,000	11,867,500
Celldex Therapeutics, Inc. (a)	632,000	24,079,200
Century Therapeutics, Inc.	675,118	12,901,505
Cerevel Therapeutics Holdings (a)	1,080,000	33,685,200
Cytokinetics, Inc. (a)	1,280,000	50,355,200
Denali Therapeutics, Inc. (a)	650,000	30,069,000
Erasca, Inc.	2,000,000	28,340,000
Exelixis, Inc. (a)	1,500,000	25,185,000
Fate Therapeutics, Inc. (a)	400,000	22,004,000
Forma Therapeutics Holdings, Inc. (a)	700,000	10,143,000
Generation Bio Co. (a)(b)	496,853	8,530,966
Graphite Bio, Inc.	800,000	7,216,000
Imago BioSciences, Inc.	42,400	948,488
Innovent Biologics, Inc. (a)(c)	7,800,000	69,367,787
Instil Bio, Inc.	1,500,000	32,970,000
Intellia Therapeutics, Inc. (a)	300,000	34,503,000
Janux Therapeutics, Inc. (b)	398,792	7,090,522
Keros Therapeutics, Inc. (a)	460,000	25,663,400
Kinnate Biopharma, Inc.	228,000	4,555,440
Kura Oncology, Inc. (a)	1,400,000	19,544,000
Kymera Therapeutics, Inc. (a)	420,000	23,318,400
Mirati Therapeutics, Inc. (a)	620,000	84,797,400
Morphic Holding, Inc. (a)	304,300	14,515,110
Nuvalent, Inc. Class A	320,987	6,846,653
ORIC Pharmaceuticals, Inc. (a)	750,000	10,380,000
Passage Bio, Inc. (a)	338,532	2,467,898
Poseida Therapeutics, Inc. (a)	1,646,103	11,440,416
Prelude Therapeutics, Inc. (a)	930,000	13,289,700
PTC Therapeutics, Inc. (a)	1,150,000	42,734,000
Regeneron Pharmaceuticals, Inc. (a)	350,000	222,785,500
Relay Therapeutics, Inc. (a)	1,500,000	44,130,000
Repare Therapeutics, Inc. (a)	500,000	11,735,000
Revolution Medicines, Inc. (a)(b)	900,000	24,894,000
Sarepta Therapeutics, Inc. (a)	840,000	67,880,400
Scholar Rock Holding Corp. (a)(b)	153,715	4,081,133
Shattuck Labs, Inc. (a)	1,150,000	9,752,000
Stoke Therapeutics, Inc. (a)	500,000	12,450,000
Taysha Gene Therapies, Inc. (a)	306,474	3,978,033
TG Therapeutics, Inc. (a)	2,800,000	42,560,000
Twist Bioscience Corp. (a)	300,000	28,650,000
uniQure B.V. (a)	670,000	18,659,500
Vaxcyte, Inc. (a)	700,000	14,266,000
Verve Therapeutics, Inc.	200,000	6,816,000
Xencor, Inc. (a)	1,280,000	46,361,600
Xenon Pharmaceuticals, Inc. (a)	218,273	5,827,889
Zai Lab Ltd. (a)	250,000	17,651,027
Zentalis Pharmaceuticals, Inc. (a)	1,200,000	98,460,000
Zymeworks, Inc. (a)	1,000,000	20,110,000
		2,076,087,815
Diversified Financial Services - 0.1%
Other Diversified Financial Services - 0.1%
The Oncology Institute, Inc. (d)(e)	2,232,581	13,040,506
Health Care Equipment & Supplies - 16.6%
Health Care Equipment - 16.6%
Boston Scientific Corp. (a)	14,350,000	546,304,500
DexCom, Inc. (a)	100,000	56,259,000
Envista Holdings Corp. (a)	2,100,000	81,480,000
Hologic, Inc. (a)	1,280,000	95,654,400
Insulet Corp. (a)	1,027,000	296,227,880
Intuitive Surgical, Inc. (a)	240,000	77,841,600
Masimo Corp. (a)	400,000	111,248,000
Outset Medical, Inc. (a)(b)	1,080,000	51,192,000
Penumbra, Inc. (a)	1,188,470	291,947,656
PROCEPT BioRobotics Corp.	100,000	3,263,000
Tandem Diabetes Care, Inc. (a)	650,000	83,538,000
		1,694,956,036
Health Care Providers & Services - 28.2%
Health Care Facilities - 2.9%
Cano Health, Inc. (a)	5,123,300	47,851,622
HCA Holdings, Inc.	640,000	144,377,600
Rede D'Oregon Sao Luiz SA (c)	5,600,000	49,975,008
Surgery Partners, Inc. (a)	1,180,000	52,344,800
		294,549,030
Health Care Services - 5.8%
agilon health, Inc.	2,200,000	48,400,000
Cigna Corp.	2,040,000	391,476,000
Guardant Health, Inc. (a)	600,000	63,072,000
LifeStance Health Group, Inc.	2,800,000	22,232,000
Oak Street Health, Inc. (a)(b)	2,180,000	67,471,000
		592,651,000
Managed Health Care - 19.5%
Alignment Healthcare, Inc.	3,733,394	60,518,317
Centene Corp. (a)	4,000,000	285,640,000
Humana, Inc.	1,400,000	587,594,000
UnitedHealth Group, Inc.	2,400,000	1,066,127,996
		1,999,880,313
TOTAL HEALTH CARE PROVIDERS & SERVICES		2,887,080,343
Health Care Technology - 2.4%
Health Care Technology - 2.4%
Castlight Health, Inc. (a)(d)	1,845,550	2,823,692
Castlight Health, Inc. Class B (a)(d)	5,000,000	7,650,000
Definitive Healthcare Corp.	400,000	11,724,000
Doximity, Inc.	450,000	30,442,500
Evolent Health, Inc. (a)	400,000	10,400,000
Health Catalyst, Inc. (a)	1,290,000	55,973,100
Inspire Medical Systems, Inc. (a)	280,000	62,515,600
Medlive Technology Co. Ltd. (c)	3,000,000	15,273,147
Phreesia, Inc. (a)	880,000	50,758,400
		247,560,439
Life Sciences Tools & Services - 17.8%
Life Sciences Tools & Services - 17.8%
10X Genomics, Inc. Class B (a)(c)	800,000	122,248,000
Avantor, Inc. (a)	1,000,000	39,480,000
Bio-Rad Laboratories, Inc. Class A (a)	260,000	195,832,000
Bruker Corp.	1,600,000	129,584,000
Charles River Laboratories International, Inc. (a)	250,000	91,467,500
Danaher Corp.	2,000,000	643,280,000
Lonza Group AG	195,000	157,818,202
Maravai LifeSciences Holdings, Inc.	920,000	42,264,800
Olink Holding AB ADR	900,000	18,864,000
Seer, Inc.	6,918	154,341
Seer, Inc. Class A (e)	443,082	9,885,159
Stevanato Group SpA	995,600	23,755,016
Thermo Fisher Scientific, Inc.	550,000	348,056,500
		1,822,689,518
Personal Products - 0.7%
Personal Products - 0.7%
The Beauty Health Co. (b)	707,715	18,372,281
The Beauty Health Co. (e)	1,800,000	46,728,000
		65,100,281
Pharmaceuticals - 12.0%
Pharmaceuticals - 12.0%
Arvinas Holding Co. LLC (a)	800,000	60,488,000
AstraZeneca PLC (United Kingdom)	1,640,000	179,801,151
Bristol-Myers Squibb Co.	1,000,000	53,630,000
Eli Lilly & Co.	2,180,000	540,727,200
Nektar Therapeutics (a)	1,740,500	19,598,030
Pharvaris BV	500,000	7,355,000
Pliant Therapeutics, Inc. (a)	919,621	13,040,226
Roche Holding AG (participation certificate)	440,000	171,780,553
Royalty Pharma PLC	3,500,000	139,195,000
Theseus Pharmaceuticals, Inc.	600,000	8,586,000
UCB SA	240,000	26,167,770
		1,220,368,930
Specialty Retail - 0.2%
Specialty Stores - 0.2%
Warby Parker, Inc.	450,000	22,837,500
TOTAL COMMON STOCKS (Cost $6,566,256,201)		10,049,721,368

Preferred Stocks - 0.9%
	Shares	Value ($)
Convertible Preferred Stocks - 0.8%
Biotechnology - 0.6%
Biotechnology - 0.6%
Asimov, Inc. Series B (e)(f)	101,438	9,401,345
Caris Life Sciences, Inc. Series D (e)(f)	3,206,021	25,968,770
Element Biosciences, Inc. Series C (e)(f)	572,265	11,764,052
ElevateBio LLC Series C (e)(f)	254,900	952,816
Inscripta, Inc. Series E (e)(f)	1,282,228	11,322,073
		59,409,056
Health Care Providers & Services - 0.0%
Health Care Services - 0.0%
dMed Biopharmaceutical Co. Ltd. Series C (e)(f)	380,451	5,261,637

Health Care Technology - 0.1%
Health Care Technology - 0.1%
Aledade, Inc. Series B1 (e)(f)	201,220	7,704,855
Wugen, Inc. Series B (e)(f)	454,342	3,523,377
		11,228,232
Pharmaceuticals - 0.1%
Pharmaceuticals - 0.1%
Aristea Therapeutics, Inc. Series B (a)(e)(f)	1,037,400	9,585,576

TOTAL CONVERTIBLE PREFERRED STOCKS		85,484,501
Nonconvertible Preferred Stocks - 0.1%
Diversified Financial Services - 0.1%
Other Diversified Financial Services - 0.1%
Thriveworks TopCo LLC Series B (e)(f)(g)	295,300	8,476,058

TOTAL PREFERRED STOCKS (Cost $90,353,178)		93,960,559

Money Market Funds - 1.7%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (h)	57,777,782	57,789,338
Fidelity Securities Lending Cash Central Fund 0.07% (h)(i)	114,638,528	114,649,992
TOTAL MONEY MARKET FUNDS (Cost $172,437,580)		172,439,330

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $6,829,046,959)	10,316,121,257
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(88,789,221)
NET ASSETS - 100.0%	10,227,332,036

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $256,863,942 or 2.5% of net assets.

(d)	Affiliated company
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $163,614,224 or 1.6% of net assets.

(f)	Level 3 security
(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade, Inc. Series B1	5/07/21	7,704,855
Aristea Therapeutics, Inc. Series B	10/06/20	5,719,912
Asimov, Inc. Series B	10/29/21	9,401,345
Caris Life Sciences, Inc. Series D	5/11/21	25,968,770
dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	5,403,602
Element Biosciences, Inc. Series C	6/21/21	11,763,880
ElevateBio LLC Series C	3/09/21	1,069,306
Inscripta, Inc. Series E	3/30/21	11,322,073
Seer, Inc. Class A	12/08/20	8,418,558
The Beauty Health Co.	12/08/20	18,000,000
The Oncology Institute, Inc.	6/28/21	22,325,810
Thriveworks TopCo LLC Series B	7/23/21	8,476,058
Wugen, Inc. Series B	7/09/21	3,523,377

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	22,296,160	1,111,708,715	1,076,215,537	18,760	-	-	57,789,338	0.1%
Fidelity Securities Lending Cash Central Fund 0.07%	28,140,400	716,448,897	629,939,305	256,998	-	-	114,649,992	0.4%
Total	50,436,560	1,828,157,612	1,706,154,842	275,758	-	-	172,439,330

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Castlight Health, Inc.	3,137,435	-	-	-	-	(313,743)	2,823,692
Castlight Health, Inc. Class B	6,800,000	2,239,148	-	-	-	(1,389,148)	7,650,000
The Oncology Institute, Inc.	-	22,325,810	-	-	-	(9,285,304)	13,040,506
Total	9,937,435	24,564,958	-	-	-	(10,988,195)	23,514,198

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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